Convertible Promissory Notes Payable (Details Narrative) - USD ($)																															1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 03, 2020	Jul. 24, 2020	Jul. 22, 2020	Jun. 26, 2020	Apr. 20, 2020	Jan. 30, 2020	Jan. 30, 2020	Jan. 07, 2020	Nov. 07, 2019	Oct. 14, 2019	Oct. 06, 2019	Oct. 05, 2019	Oct. 03, 2019	Oct. 03, 2019	Sep. 06, 2019	Aug. 31, 2019	Aug. 30, 2019	Aug. 29, 2019	Aug. 19, 2019	Aug. 16, 2019	Apr. 09, 2019	Jan. 02, 2019	Dec. 27, 2018	Dec. 27, 2018	Dec. 27, 2018	Jun. 18, 2018	Jun. 18, 2018	Jan. 03, 2018	Sep. 30, 2017	Apr. 25, 2017	Aug. 10, 2020	Jun. 29, 2020	Jun. 30, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 13, 2020	Jul. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Oct. 04, 2019	Aug. 31, 2018	Jun. 30, 2017
Proceeds from convertible promissory note																																						$ 1,912,382	$ 1,938,900	$ 2,588,900	$ 2,497,503
Debt original issue discount						$ 1,287,473	$ 1,287,473																																		6,383
Payments of principal and interest																																								501,041
Proceeds from promissory notes																																						4,479,662	7,791,020	9,280,655	2,409,898
Gain (loss) on debt extinguishment, net																															$ 237,664			$ 907,447		$ (4,714,751)		7,151,041	39,203,017	39,090,168
Debt put premium																																									385,385
Number of shares of common stock upon conversion of debt																																			$ 341,519	3,596,778				3,667,696
Put premium to paid in capital																																		101,072,128				101,072,128		47,715,878	7,477,422
Convertible notes payable																																		1,338,961				1,338,961		3,634,344	1,411,876
Payments of debt issuance costs																																									1,009,714
Aggregate purchase price of warrant																																								(3,620,498)
Warrant exercise price								$ 0.40
Debt conversion price per share								$ 0.40
Number of share issued for common stock				4,000,000,000															100,000												85,710,419	70,203,889
Reduction of interest rate																			5.00%
Cancellation of warrants in exchange of common stock, shares																					600,000
Repayment of notes payable																																						2,956,366	9,584,459	10,485,502	$ 2,877,355
Deemed dividend								$ 17,836,244
Exercise price per share																																									$ 2.06
Derivative expense																																								55,037,605
Amortization of debt discounts																																						4,664,605	3,991,061	4,536,366	$ 1,466,847
Repayments of convertible debt																																						257,139	473,579	386,923
Derivative expenses																																									5,799,282
Embedded conversion option derivative																																								1,953,968
Cumulative-effect on accumulated deficit																						$ 453,086
Fair value of derivative liabilities						11,381,885	11,381,885																																		838,471
Reduction in derivative liabilities																																								61,841,708
Initial derivative expense						7,530,095																																		1,017,323	(5,799,282)
Gain on derivative liability						8,817,568																												$ 37,826,129		(981,244)		(31,835,642)	(56,018,849)	$ (55,841,032)	(5,799,282)
Warrant Holders [Member]
Percentage of warrant purchase																			4.75%
Number of share issued for common stock																			240,000
Offering of Equity [Member]
Debt instrument, description																			If the Company completes an offering of equity or equity linked securities (including warrants, convertible preferred stock, convertible debentures or convertible promissory note) which results in gross proceeds to the Company of at least $4,000,000, then the Company will use a portion of the proceeds thereof to repay not less than half of the obligations then outstanding pursuant to the Bellridge Note
Proceeds from promissory notes																			$ 4,000,000
Offering of Debt [Member]
Debt instrument, description																			If the Company completes an offering of debt which results in gross proceeds to the Company of at least $3,000,000, then the Company will use a portion of the proceeds thereof to repay any remaining obligations then outstanding pursuant to the Bellridge Note
Proceeds from promissory notes																			$ 3,000,000
Series B preferred stock [Member]
Stock issued during period, shares, conversion of convertible securities
Number of shares of common stock upon conversion of debt
Number of share issued for common stock		1,000,000																																398,350,000
Debt conversion, converted instrument, shares issued		1,000,000
Warrants [Member]
Debt principal balance																	$ 2,469,840
Debt original issue discount																	$ 246,984																												$ 262,872
Warrant exercise price								$ 0.40							$ 2.50	$ 3.50																								$ 3.50		$ 2.50
Warrants Purchase								8,644,474							1,383,116		987,940																							987,840		66,667
Warrants proceeds																		$ 295,534
Debt original issue discount percentage																		10.00%
Origination fees																		$ 61,101
Repayment of notes payable																		1,643,367
Conversion of existing notes payable, value																		222,854
Deemed dividend															$ 981,548
Amortization of debt discounts																		936,645
Embedded conversion option derivative																		1,953,968
Initial derivative expense																		$ 1,017,323
Common Stock [Member]
Stock issued during period, shares, conversion of convertible securities																																			5,290,406	1,438,711				1,467,078
Number of shares of common stock upon conversion of debt																																			$ 5,290	$ 1,439				$ 1,468
Warrant Two [Member]
Aggregate purchase price of warrant																																						$ 82,771		$ 82,771
Warrant exercise price																																		$ 3.51				$ 3.51		$ 3.51
Warrants Purchase																																		66,401				66,401		66,401
Warrants proceeds												$ 150,000
Offering cost																																														$ 1,000,000
Amortization of debt discounts												67,229
Embedded conversion option derivative												$ 123,795
Warrants One [Member]
Warrant exercise price								$ 0.40
Warrants Purchase								416,669
RDW Capital, LLC [Member]
Debt principal balance																													$ 240,000																			$ 240,000
Purchase price																													$ 30,000																			$ 30,000
Debt instrument interest rate																													12.00%																			12.00%
Increased interest rate per month																												24.00%
Debt instrument, description																													All principal and accrued interest under the note was due six months following the issue date of the note, and was convertible into shares of the Company's common stock, at a conversion price equal to fifty (50%) of the lowest volume-weighted average price for the ten trading days immediately preceding the conversion.
Bellridge Capital, L.P [Member]
Debt principal balance																					$ 2,223,918																			$ 1,813,402	2,497,503
Debt original issue discount																																								0	1,595,627
Debt, maturity date	Apr. 30, 2021																				Aug. 31, 2020
Debt instrument interest rate																					10.00%
Gain (loss) on debt extinguishment, net																					$ 10,248,000													$ 512,366
Accrued interest																																		70,671				$ 70,671		126,740
Debt conversion price per share	$ 0.02																																										$ 0.02
Convertible debt																					2,497,502																			1,813,402	901,876
Reduction of convertible promissory debt																					$ 1,800,000
Number of restricted common stock issued																					800,000
Beneficial ownership limitation, description																					Such issuances will occur in increments of no fewer than the lesser of (i) 50,000 shares and (ii) the balance of the 800,000 shares owed. The "Beneficial Ownership Limitation" shall be 4.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to this Agreement.
Number of owed shares																					800,000
Percentage for beneficial ownership limitation																					4.99%
Number of share issued for common stock																																	100,000
Cancellation of warrants in exchange of common stock, shares																					360,000
Conversion of indebtedness	$ 2,150,000																																	$ 1,813,402
Debt conversion, converted instrument, shares issued																																		107,500,001
Exercise price per share																					$ 12.81
Derivative expense																					$ 41,653,345
Bellridge Capital, L.P [Member] | Series B preferred stock [Member]
Number of share issued for common stock																				700,000
Bellridge Capital, L.P [Member] | Common Stock [Member]
Number of share issued for common stock																				700,000
Bellridge Capital, L.P [Member] | Warrants [Member]
Number of restricted common stock issued																							360,000	360,000			360,000
Convertible Debt [Member]
Percentage of warrant purchase																							2.00%	2.00%	2.00%
Warrant exercise price																							$ 100	$ 100	$ 100
Amortization of debt discounts																																								1,184,463	1,139,259
Convertible Notes Payable [Member]
Debt principal balance																	$ 629,000																	$ 0				0		1,813,402
Debt original issue discount																																		0				0		0
Convertible debt																																		0				0		1,813,402
Notes [Member]
Debt original issue discount											$ 16,667		$ 16,667	$ 16,667
Debt, maturity date											Jan. 03, 2021		Jan. 03, 2021			Nov. 30, 2020
Debt instrument interest rate											10.00%		10.00%	10.00%		10.00%
Debt instrument, description											During the existence of an Event of Default, interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four month anniversary of these Notes, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an "Amortization Payment"), shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable. The Amortization Payments shall be made in cash unless the investor requests it to be issued in the Company's common stock in lieu of a cash payment ("Stock Payment"). If the investor requests a Stock Payment, the number of shares of common stock issued shall be based on the amount of the applicable Amortization Payment divided by 80% of the lowest VWAP during the five Trading Day period prior to the due date of the Amortization Payment.		During the existence of an Event of Default, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four month anniversary of the October 3 Note, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an "October 3 Note Amortization Payment"), are due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under the October 3 Notes will be immediately due and payable. The October 3 Note Amortization Payments are made in cash unless the investor requests it to be issued in the Company's common stock in lieu of a cash payment (each, an "October 3 Note Stock Payment"). If the investor requests an October 3 Note Stock Payment, the number of shares of common stock issued is based on the amount of the applicable October 3 Note Amortization Payment divided by 80% of the lowest VWAP (as defined in the October 3 Note) during the five Trading Day (as defined in the October 3 Note) period prior to the due date of the October 3 Note Amortization Payment.			During the existence of an Event of Default (as defined in the August 2019 Notes), interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the four month anniversary of the August 2019 Notes, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an "August 2019 Amortization Payment"), shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable. The Company's August 2019 Note Amortization Payments due on December 30, 2019 were paid on January 6, 2020 and the Company did not receive any default notice for this late payment. The August 2019 Note Amortization Payments shall be made in cash unless the investor requests payment in the Company's common stock in lieu of a cash payment (an "August 2019 Note Stock Payment"). If the investor requests an August 2019 Note Stock Payment, the number of shares of common stock issued shall be based on the amount of the applicable August 2019 Amortization Payment divided by 80% of the lowest VWAP during the five Trading Day (as defined in the August 2019 Notes) period prior to the due date of the August 2019 Amortization Payment.
Proceeds from promissory notes											$ 166,667		$ 166,667
Debt conversion price per share											$ 2.51
Warrants Purchase													66,401	66,401
Debt payment description											The Note may be prepaid, provided that equity conditions, as defined in the Notes, have been met (or any such failure to meet the Equity Conditions have been waived): (i) from Original Issuance Date until and through the day that falls on the third month anniversary of the Original Issue Date (the "3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after the 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the Holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Amortization Payments, in order to prepay the Note, the Company shall provide at least 20 days' prior written notice to the Holder, during which time the Holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Amortization payment. In the event the Company consummates a Public Offering while the Notes are outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Notes.		The October 3 Note may be prepaid, provided that certain Equity Conditions, as defined in the October 3 Note, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from October 3, 2019 until and through January 3, 2020, at an amount equal to 105% of the aggregate of the outstanding principal balance of the October 3 Note and accrued and unpaid interest, and (ii) after January 3, 2020, at an amount equal to 115% of the aggregate of the outstanding principal balance of the October 3 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, the holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, or (y) exchange its October 3 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the October 3 Note. Except for a Public Offering and October 3 Note Amortization Payments, in order to prepay the October 3 Note, the Company must provide at least 20 days' prior written notice to the holder, during which time the holder may convert the October 3 Note in whole or in part at the conversion price. For avoidance of doubt, the October 3 Note Amortization Payments are prepayments and are subject to prepayment penalties equal to 115% of the October 3 Note Amortization Payment. In the event the Company consummates a Public Offering while the October 3 Note is outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the October 3 Note.			The Notes may be prepaid, provided that equity conditions, as defined in the Notes, have been met (or any such failure to meet the Equity Conditions have been waived): (i) from Original Issuance Date until and through the day that falls on the third month anniversary of the Original Issue Date (the "3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after the 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the Holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Amortization Payments, in order to prepay the Note, the Company shall provide at least 20 days' prior written notice to the Holder, during which time the Holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Amortization payment. In the event the Company consummates a Public Offering while the Notes are outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Notes
Debt conversion description											The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date or other date of determination, the lower of: (i) $2.51 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default has occurred, regardless of whether such Event of Default has been cured or remains ongoing, these Notes shall be convertible at the lower of: (i) $2.51 and (ii) 70% of the second lowest closing price of the Common Stock as reported on the Trading Market during the 20 consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion (the "Default Conversion Price").		The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date (as defined in the October 3 Note) or other date of determination, the lower of: (i) $2.51 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default (as defined in the October 3 Note) has occurred, regardless of whether such Event of Default (as defined in the October 3 Note) has been cured or remains ongoing, the October 3 Note are convertible at the lower of: (i) $2.51 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the October 3 Note) during the 20 consecutive Trading Day (as defined in the October 3 Note) period ending and including the Trading Day (as defined in the October 3 Note) immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion			The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date or other date of determination, the lower of: (i) $2.50 per share and (ii) the price per share paid by investors in the contemplated equity offering of up to $1,000,000. If an Event of Default has occurred, regardless of whether such Event of Default has been cured or remains ongoing, these Notes shall be convertible at the lower of: (i) $2.50 and (ii) 70% of the second lowest closing price of the Common Stock as reported on the Trading Market during the 20 consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion (the "Default Conversion Price").
Amortization of debt discounts																$ 1,225,109																								936,645
Initial derivative expense											$ 56,566
August 2019 Notes [Member]
Debt principal balance						$ 723,985	$ 723,985
Debt original issue discount																	936,645
Debt instrument interest rate						30.00%	30.00%
Payments of principal and interest																																		284,249			$ 2,118,311
Interest expenses																																					$ 84,416
Stock issued during period, shares, conversion of convertible securities																																					293,677,788
Accrued interest																																		48,685				$ 48,685
Debt interest monthly payments																																		$ 900			$ 1,000
Debt converted conversion percentage							18.00%
Debt conversion price per share																																		$ 0.006				$ 0.006
Convertible debt																																		$ 464,948				$ 464,948
Debt conversion, converted instrument, shares issued																																		39,885,602
Repayment of notes payable																																					257,139
Fair value of embedded conversion option derivatives																	1,953,968
Derivative expense																	1,017,323
Settlement of debt																																					$ 128,674
August 2019 Warrant [Member]
Exercise price per share																																		$ 0.006				$ 0.006
Convertible Notes Payable One [Member]
Debt principal balance																																		$ 22,064				$ 22,064		658,623
Debt original issue discount																																								1,811,217
Payments of principal and interest																																						22,064		2,469,840
October 3 Note [Member]
Debt principal balance																																		216,667				216,667		166,667
Debt instrument interest rate																																												30.00%
Proceeds from promissory notes													$ 67,229
Interest expenses																																						$ 2,180
Stock issued during period, shares, conversion of convertible securities																																						27,525,109
Accrued interest																																		$ 11,774				$ 11,774						$ 50,000
Debt interest monthly payments																																						$ 5,000
Repayment of loan percentage																																												18.00%
Debt conversion price per share								$ 0.40																										$ 0.006				$ 0.006
Convertible debt																																		$ 0				$ 0		33,334
Deemed dividend								$ 859,768
Exercise price per share																																		$ 0.006				$ 0.006
Fair value of embedded conversion option derivatives																																		$ 123,795				$ 123,795
Amortization of debt discounts																																						100,000		133,333
Derivative expenses								$ 56,566
October 3 Note [Member] | Warrants [Member]
Warrant exercise price								$ 0.40
Warrants Purchase								66,667
Fall 2019 Notes [Member]
Debt principal balance																																		500,000				500,000
Debt original issue discount																																		69,217				69,217
Convertible notes payable																																		$ 430,783				$ 430,783
Q1/Q2 Notes [Member]
Debt conversion price per share																																		$ 0.006				$ 0.006
2020 Notes [Member]
Aggregate purchase price of warrant																																						$ 456,858
Warrants proceeds																																						456,858
April 2020 Note [Member]
Debt original issue discount																																		$ 175,157				175,157
Interest expenses																																		$ 231,000
Stock issued during period, shares, conversion of convertible securities																																		38,500,000
Convertible notes payable																																		$ 187,293				187,293
Payments of debt issuance costs																																						415,000
Debt interest monthly payments																																						$ 362,450
Debt conversion price per share																																		$ 0.006				$ 0.006
Embedded conversion option derivative																																						$ 1,436,725
Initial derivative expense																																						1,021,725
Derivative Liabilities [Member]
Debt principal balance																																		$ 1,531,335				$ 1,531,335
Increased interest rate per month																																						30.00%
Interest expenses																																						$ 1,531,335
Fair value of embedded conversion option derivatives																																		6,340,248				6,340,248
Convertible Notes [Member]
Amortization of debt discounts																																						4,058,842	$ 594,924
Maximum [Member]
Offering cost																$ 1,000,000	1,000,000
Red Diamond Partners, LLC [Member]
Percentage of common stock option of lowest VWAP																					65.00%
Debt conversion price per share																					$ 1.50
Red Diamond Partners, LLC [Member] | The Red Diamond Notes [Member]
Payments of principal and interest																																									$ 270,000
Increased interest rate per month																																									18.00%
Red Diamond Partners, LLC And RDW Capital LLC [Member]
Debt principal balance																					$ 510,000													0				0		895,385	$ 510,000
Debt, maturity date																					Dec. 31, 2020
Debt instrument, description																					Repay not less than half of the obligations then outstanding pursuant to the notes if the Company completes an offering of equity or equity linked securities (including warrants, convertible preferred stock, convertible debentures or convertible promissory note) which results in gross proceeds to the Company of at least $4,000,000, using a portion of the proceeds thereof.
Proceeds from promissory notes																					$ 4,000,000
Gain (loss) on debt extinguishment, net																					432,589
Debt put premium																	385,385				385,385																	$ 0		385,385	0
Reversal of default interest payable																					$ 47,204
Interest expenses																	385,385
Stock issued during period, shares, conversion of convertible securities																																						96,661,102
Number of shares of common stock upon conversion of debt																																						$ 510,000
Accrued interest																																		158,141				158,141
Put premium to paid in capital																																		385,385				385,385
Convertible notes payable																																		0				0		510,000	$ 510,000
Placement Agent [Member]
Cancellation of warrants in exchange of common stock, shares																					240,000
Securities Purchase Agreement [Member]
Proceeds from convertible promissory note																																						2,068,000
Debt original issue discount																																		$ 188,000				$ 188,000
Debt instrument interest rate																																		10.00%				10.00%
Debt instrument, description																																						During the existence of an Event of Default (as defined in the applicable Q1 2020 Note), which includes, amongst other events, any default in the payment of principal and interest payments (including Q1/Q2 2020 Note Amortization Payments) under any Q1/Q2 2020 Note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of each Q1/Q2 2020 Note, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, a "Q1/Q2 2020 Note Amortization Payment"), will be due and payable
Proceeds from promissory notes																																						$ 1,880,000
Aggregate purchase price of warrant																	$ 1,225,109
Warrant exercise price								$ 0.40							$ 2.50		$ 3.50
Debt conversion price per share								$ 0.40
Warrants Purchase																																		827,200				827,200
Debt payment description																																						Notes may be prepaid, provided that Equity Conditions, as defined in the Q1/Q2 2020 Notes, have been met (or any such failure to meet the Equity Conditions has been waived): (i) from each Q1/Q2 2020 Note's respective original issuance date until and through the day that falls on the third month anniversary of such original issue date (each a "Q1/Q2 2020 Note 3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest, and (ii) after the applicable Q1/Q2 2020 Note 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Q1/Q2 2020 Note and accrued and unpaid interest. In the event that the Company closes a Public Offering, each holder may elect to: (x) have its principal and accrued interest prepaid directly from the proceeds of the Public Offering at the prices set forth above, or (y) exchange its Q1/Q2 2020 Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold its Q1/Q2 2020 Note(s). Except for a Public Offering and Q1/Q2 2020 Note Amortization Payments, in order to prepay a Q1/Q2 2020 Note, the Company must provide at least 30 days' prior written notice to the holder thereof, during which time the holder may convert its Q1/Q2 2020 Note in whole or in part at the applicable conversion price. The Q1/Q2 2020 Note Amortization Payments are prepayments and are subject to prepayment penalties equal to 115% of the Q1/Q2 2020 Note Amortization Payment. In the event the Company consummates a Public Offering while the Q1/Q2 2020 Notes are outstanding, then 25% of the net proceeds of such offering will, within two business days of the closing of such Public Offering, be applied to reduce the outstanding obligations pursuant to the Q1/Q2 2020 Notes.
Debt conversion description																																						The "Conversion Price" in effect on any Conversion Date (as defined in the applicable Q1/Q2 2020 Note) means, as of any date of determination, $0.40 per share, subject to adjustment as provided herein. If an Event of Default (as defined in the applicable Q1/Q2 2020 Note) has occurred, regardless of whether it has been cured or remains ongoing, the Q1/Q2 2020 Notes are convertible at the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the common stock as reported on the Trading Market (as defined in the applicable Q1/Q2 2020 Note) during the 20 consecutive Trading Day (as defined in the applicable Q1/Q2 2020 Note) period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable notice of conversion.
Deemed dividend								$ 17,836,244							$ 981,548
Securities Purchase Agreement [Member] | Accredited Investor [Member]
Warrant term													5 years	5 years
Aggregate purchase price of warrant														$ 82,771
Warrant exercise price													$ 3.51	$ 3.51
Debt conversion price per share													$ 2.50	$ 2.50
Securities Purchase Agreement [Member] | Warrants [Member]
Debt original issue discount																																		$ 1,287,474				$ 1,287,474
Aggregate purchase price of warrant																																						$ 262,872
Warrant exercise price																																		$ 0.40				$ 0.40
Warrants Purchase																																		827,200				827,200
Fair value of embedded conversion option derivatives																																		$ 8,817,568				$ 8,817,568
Initial derivative expense																																						7,530,095
Securities Purchase Agreement [Member] | August 2019 Notes [Member]
Debt principal balance																																		$ 620,400				$ 620,400
Debt instrument interest rate																																		30.00%				30.00%
Number of shares of common stock upon conversion of debt																																		$ 291,796,804
Debt converted conversion percentage																																						18.00%
Securities Purchase Agreement [Member] | 2020 Notes [Member]
Debt principal balance																																		698,821				$ 698,821
Debt original issue discount																																		102,579				102,579
Payments of principal and interest																																						801,400
Accrued interest																																		3,731				3,731
Convertible debt																																		1,887,000				1,887,000
Amortization of debt discounts																																						387,076
Securities Purchase Agreement [Member] | April 2020 Note [Member]
Debt instrument interest rate					18.00%
Debt instrument, description					This Note may be prepaid, provided that equity conditions, as defined in the Note, have been met (or any such failure to meet the Equity Conditions have been waived): (i) from April 20, 2020 until and through July 20, 2020 at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after July 20, 2020 at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Note Amortization Payments, in order to prepay the Note, the Company shall provide at least 30 days' prior written notice to the holder, during which time the holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Note Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Note Amortization Payment. In the event the Company consummates a Public Offering while the Note is outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Note. Until the Note is no longer outstanding, it shall be convertible, in whole or in part, at any time, and from time to time, into shares of Common Stock at the option of the investor. The "Conversion Price" in effect on any Conversion Date means, as of any Conversion Date or other date of determination, the lower of: (i) $0.40 and (ii) 70% of the second lowest closing price of the Common Stock as reported on the Trading Market during the 20 consecutive Trading Day period ending and including the Trading Day immediately preceding the delivery or deemed delivery of the applicable Notice of Conversion. All such Conversion Price determinations are to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately.
Debt converted conversion percentage					70.00%
Debt conversion price per share					$ 0.40
Securities Purchase Agreement [Member] | April 2020 Note [Member] | Investors [Member]
Debt principal balance					$ 456,500
Proceeds from convertible promissory note					415,000
Debt original issue discount					$ 41,500
Debt instrument interest rate					6.00%
Debt instrument, description					The April 20 Note bears interest at 6% per annum and becomes due and payable on April 20, 2022 (the "April 20 Note Maturity Date"). During the existence of an Event of Default (as defined in the April 20 Note), which includes, amongst other events, any default in the payment of principal and interest payment (including any April 20 Note Amortization Payments) under any note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of the April 20 Note, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule, will be due and payable(each, an "April 20 Note Amortization Payment"), until the April 20 Note Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under the April 20 Note will be immediately due and payable. The April 20 Note Amortization Payments will be made in cash unless the investor requests it to be issued in the Company's common stock in lieu of a cash payment (each, an "April 20 Note Stock Payment"). If the investor requests an April 20 Note Stock Payment, the number of shares of common stock issued will be based on the amount of the applicable April 20 Note Amortization Payment divided by 80% of the lowest VWAP (as defined in the April 20 Note) during the five Trading Day (as defined in the April 20 Note) period prior to the due date of the April 20 Note Amortization Payment.
Interest expenses					$ 136,950
Debt converted conversion percentage					18.00%
Embedded conversion option derivative					$ 1,021,725
Convertible notes payable					$ 1,436,725
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member]
Purchase price																														$ 350,000
Transaction costs																														$ 5,000
Percentage of common stock option of lowest VWAP																														65.00%
Convertible promissory notes default amount																														$ 25,000
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member] | Three Red Diamond Notes [Member]
Debt principal balance																														270,000
Proceeds from convertible promissory note																														265,000
Debt original issue discount																														$ 5,000
Debt, maturity date																														Dec. 31, 2018
Debt instrument interest rate																														12.00%
Securities Purchase Agreement [Member] | Red Diamond Partners, LLC [Member] | Maximum [Member]
Debt principal balance																														$ 355,000
Securities Purchase Agreement [Member] | Lender [Member]
Debt principal balance																										$ 2,497,503	$ 2,497,503
Purchase price																										1,665,000	1,665,000
Debt original issue discount																										$ 832,503	$ 832,503
Debt, maturity date																									Dec. 18, 2019
Debt instrument interest rate																										10.00%	10.00%
Payments of debt issuance costs																											$ 177,212
Debt interest monthly payments																									$ 156,219		$ 232,940
Warrant term																										2 years	2 years
Percentage of warrant purchase																										4.75%	4.75%
Aggregate purchase price of warrant																											$ 100
Repayment of loan percentage																																															125.00%
Debt converted conversion percentage																									2.00%
Percentage on membership interests																										100.00%	100.00%
Proceeds from subsequent offering																											$ 5,000,000
Proceeds from subsequent offering description																											The Company shall use 20% of the gross proceeds of the Subsequent Offering and shall make payment to the Holder of an amount in cash equal to the product of (i) the sum of (x) the then outstanding principal amount of this Note and (y) all accrued but unpaid interest, multiplied by (ii) (x) 110%, if the Prepayment Date is within 90 days of the date hereof the Closing Date (as defined in the Purchase Agreement), or (y) 125%, if the Prepayment Date is after the 90th day following the Closing Date, to which calculated amount the Company shall add all other amounts owed pursuant to this Note, including, but not limited to, all Late Fees and liquidated damages.
Registration rights agreement description																											The Company fails to pay any of these partial liquidated damages in full within seven days after the date payable, the Company will pay interest thereon at a rate of 18% per annum to the Holder, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.
Securities Purchase Agreement [Member] | Lender [Member] | Warrants [Member]
Warrant term																										2 years	2 years
Percentage of warrant purchase																										4.75%	4.75%
Aggregate purchase price of warrant																											$ 100
Securities Purchase Agreement [Member] | Lender [Member] | Bellridge [Member]
Debt, maturity date																								Dec. 18, 2019
Payments of debt issuance costs																										$ 177,212
Debt interest monthly payments																								$ 156,219		232,940
Aggregate purchase price of warrant																										100
Debt converted conversion percentage																								2.00%
Proceeds from subsequent offering																										$ 5,000,000
Proceeds from subsequent offering description																										The Company shall use 20% of the gross proceeds of the Bellridge Subsequent Offering and shall make payment to the Bellridge Note holder of an amount in cash equal to the product of (i) the sum of (x) the then outstanding principal amount of the Bellridge Note and (y) all accrued but unpaid interest, multiplied by (ii) (x) 110%, if the Prepayment Date (as defined in the Bellridge Note) is within 90 days of the date hereof the Closing Date (as defined in the Purchase Agreement), or (y) 125%, if the Prepayment Date is after the 90th day following the Closing Date, to which calculated amount the Company shall add all other amounts owed pursuant to the Bellridge Note, including, but not limited to, all late fees and liquidated damages.
Registration rights agreement description																										The Company fails to pay any of these partial liquidated damages in full within seven days after the date payable, the Company will pay interest thereon at a rate of 18% per annum to the holder, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.
Securities Purchase Agreement [Member] | Lender [Member] | Bellridge [Member] | Warrants [Member]
Aggregate purchase price of warrant																										$ 100
Securities Purchase Agreement [Member] | Placement Agent [Member]
Payments of debt issuance costs																											$ 120,000
Warrant term																										2 years	2 years
Percentage of warrant purchase																										4.75%	4.75%
Aggregate purchase price of warrant																											$ 100
Securities Purchase Agreement [Member] | Placement Agent [Member] | Bellridge [Member]
Payments of debt issuance costs																										$ 120,000
Aggregate purchase price of warrant																										$ 100
Exchange Agreements [Member] | August 2019 Notes and August 2019 Warrants [Member]
Purchase price			$ 500,184
Gain (loss) on debt extinguishment, net			239,678
Accrued interest			$ 85,828
Warrants Purchase			423,159,293
Preferred stock exchanged for common stock			522,726
Leak-Out Agreements [Member]
Common stock average reported trading volume			100,000,001
Percentage of common stock sold on trading day			10.00%
Decription of agreement			The Company and Investors entered into leak-out agreements, dated as of July 20, 2020 and July 22, 2020 (the "Leak-Out Agreements"), whereby the respective Investor agreed that, until the earliest to occur of (a) 120 days from date of Exchange Agreement, (b) the common stock trading at an average reported volume of at least 100,000,001 shares for three consecutive trading days, (c) the price per share of the common stock exceeding $0.10 in a transaction, (d) the time of release (whether by termination of an applicable leak-out agreement or otherwise), in whole or in part, of any leak-out agreement with any other holder of securities, or (e) any breach by the Company of any term of the Leak-Out Agreement that is not cured within five trading days following delivery of written notice of such breach by the respective Investor to the Company, neither Investor, nor any of its Affiliates (as defined in the respective Leak-Out Agreement), collectively, shall sell, on any trading day, more than 10% of the common stock sold on such trading day.
Leak-Out Agreements [Member] | Minimum [Member] | August 2019 Notes and August 2019 Warrants [Member]
Debt conversion price per share			$ 0.10
Convertible Note Agreement [Member]
Debt principal balance																																								500,000
Debt original issue discount																																		$ 328,638				$ 328,638		$ 266,400
Debt instrument, description																																								During the existence of an Event of Default, interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable
Accrued interest																																								$ 100,000
Convertible notes payable																																								$ 233,600
Debt conversion price per share																																		$ 2.50				$ 2.50		$ 2.50
Amortization of debt discounts																																								$ 328,638
Repayments of convertible debt
Embedded conversion option derivative																																						$ 328,638		$ 328,638
Convertible Note Agreement [Member] | Accredited Investor [Member]
Debt principal balance									$ 500,000	$ 500,000
Proceeds from convertible promissory note									$ 500,000	$ 500,000
Debt, maturity date									Nov. 07, 2020	Oct. 14, 2020
Debt instrument interest rate									10.00%	10.00%
Payments of principal and interest									$ 200,000	$ 300,000
Debt instrument, description									During the existence of an Event of Default (as defined in the Fall 2019 Notes), interest will accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments are due and payable, until the respective maturity dates, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under such Fall 2019 Note will be immediately due and payable.	During the existence of an Event of Default (as defined in the Fall 2019 Notes), interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the seventh month anniversary of each respective note, monthly payments of interest and monthly principal payments are due and payable, until the respective maturity dates, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable under such Fall 2019 Note will be immediately due and payable.
Debt converted conversion percentage										18.00%